Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 - RELATED PARTY TRANSACTIONS:

On November 2, 2025 the Company’s Board approved the appointment of a new Chief Executive Officer (the “New CEO”), effective November 13, 2025. The newly appointed CEO also joined the Company’s Board.

The former Chief Executive Officer held his position as a member in the Company’s Board.

During the years ended December 31, 2025, 2024 and 2023, the Company granted 5,886,385 (of which 4,000,000 options to the New CEO), 479,505 and 300,750 options, respectively, at a weighted average exercise price of $2.85, $2.36 and $3.76, respectively to several executive officers, and Board of Directors (“Board”) members of the Company. In addition, during the years ended December 31, 2025, 2024 and 2023, the Company granted 610,449, 871,061 and 548,849 RSUs, respectively to several executive officers and Board members of the Company.

The fair value of the stock options that were granted during the year ended December 31, 2025, is $4,292 thousand, which is expected to be recognized over a 1-4-years vesting period, and the fair value of the RSUs granted during the year ended December 31, 2025, is $1,760 thousand, which is expected to be recognized over a 1-4-years vesting period.